Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000240309
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FIHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 4,835,838,533
Holdings Count | Holding	457
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,835,838,533 Number of Investments457 Portfolio Turnover10%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Chemicals	3.8%
Building Materials	4.0%
Automotive	4.2%
Gaming	4.2%
Health Care	4.9%
Cable Satellite	5.4%
Midstream	5.9%
Insurance - P&C	9.0%
Technology	16.3%

Material Fund Change [Text Block]
C000240310
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FIHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$76	1.52%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
AssetsNet	$ 4,835,838,533
Holdings Count | Holding	457
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,835,838,533 Number of Investments457 Portfolio Turnover10%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Chemicals	3.8%
Building Materials	4.0%
Automotive	4.2%
Gaming	4.2%
Health Care	4.9%
Cable Satellite	5.4%
Midstream	5.9%
Insurance - P&C	9.0%
Technology	16.3%

Material Fund Change [Text Block]
C000030278
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 4,835,838,533
Holdings Count | Holding	457
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,835,838,533 Number of Investments457 Portfolio Turnover10%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Chemicals	3.8%
Building Materials	4.0%
Automotive	4.2%
Gaming	4.2%
Health Care	4.9%
Cable Satellite	5.4%
Midstream	5.9%
Insurance - P&C	9.0%
Technology	16.3%

Material Fund Change [Text Block]
C000170849
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FIHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional High Yield Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 4,835,838,533
Holdings Count | Holding	457
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,835,838,533 Number of Investments457 Portfolio Turnover10%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Chemicals	3.8%
Building Materials	4.0%
Automotive	4.2%
Gaming	4.2%
Health Care	4.9%
Cable Satellite	5.4%
Midstream	5.9%
Insurance - P&C	9.0%
Technology	16.3%

Material Fund Change [Text Block]